CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net Income (Loss)	$ 13,403	$ 858	$ 272,376	$ 42,109	$ 47,655	$ 4,759	$ 27,242	$ 20,336	$ 328,746	$ 99,992	$ 174,048
Other Comprehensive Income (Loss):
Foreign Currency Translation Adjustments									(66,867)	(31,532)	23,186
Market Value Adjustments for Securities									53	926
Total Other Comprehensive Income (Loss)									(66,814)	(30,606)	23,186
Comprehensive Income (Loss)									261,932	69,386	197,234
Comprehensive Income (Loss) Attributable to Noncontrolling Interests									2,184	1,898	3,795
Comprehensive Income (Loss) Attributable to Iron Mountain Incorporated									$ 259,748	$ 67,488	$ 193,439